Investment Securities - Schedule of Components of Investment Securities Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities:
Gains realized on sales	$ 0	$ 122	$ 49
Losses realized on sales	0	0	(8)
Other-than-temporary impairment recognized	0	0	0
Other investment securities:
Fair value adjustments, net	(14)	27	20
Investment securities gains (losses), net	$ (14)	$ 149	$ 61